Vanguard U.S. Growth Fund
Supplement Dated August 1, 2024, to the Prospectus and Summary Prospectus Dated December 22, 2023
Important Changes to Vanguard U.S. Growth Fund

Effective immediately, the board of trustees of Vanguard World Fund (the Board) approved changing the performance benchmark of Vanguard U.S. Growth Fund (the Fund) for the portion of the Fund managed by Baillie Gifford Overseas Limited (Baillie Gifford) from the S&P 500 Index to the Russell 3000 Growth Index. The Board believes that the Russell 3000 Growth Index is more aligned with Baillie Gifford’s all-cap, high growth investment strategy. There is no expected impact to the Fund’s expense ratio, though active fund expense ratios are subject to change. Information on advisor compensation can be found in the More on the Fund section under the “Investment Advisors” heading in the Fund’s prospectus.

The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
In the More on the Fund section under the “Investment Advisors” heading, the sentence “The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 1000 Growth Index (the S&P 500 Index for Baillie Gifford) over the preceding 36-month period” is hereby deleted and replaced in its entirety with:
The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 1000 Growth Index (the Russell 3000 Growth Index for Baillie Gifford) over the preceding 36-month period.

© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 023A 082024

Vanguard World Fund

Supplement Dated August 1, 2024, to the Statement of Additional Information Dated December 22, 2023
Important Changes to Vanguard U.S. Growth Fund
Effective immediately, the board of trustees of Vanguard World Fund (the Board) approved changing the performance benchmark of Vanguard U.S. Growth Fund (the Fund) for the portion of the Fund managed by Baillie Gifford Overseas Limited (Baillie Gifford) from the S&P 500 Index to the Russell 3000 Growth Index. The Board believes that the Russell 3000 Growth Index is more aligned with Baillie Gifford’s all-cap, high growth investment strategy. There is no expected impact to the Fund’s expense ratio, though active fund expense ratios are subject to change. Information on advisor compensation can be found in the More on the Fund section under the “Investment Advisors” heading in the Fund’s prospectus.

The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section under sub-section I. Vanguard U.S. Growth Fund on page B-63, the sentence “The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 1000 Growth Index (the S&P 500 Index for Baillie Gifford) over the preceding 36-month period” is hereby deleted and replaced in its entirety with:
The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 1000 Growth Index (the Russell 3000 Growth Index for Baillie Gifford) over the preceding 36-month period.
© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 023D 082024